Derivatives - Summary of Notional Amounts of Over-the-counter Derivatives and Exchange-traded Derivatives Based on Their Contractual Terms to Maturity (Detail) - Derivatives [member] - CAD ($)
$ in Millions
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial assets [line items]
Notional amount	$ 14,328,813	$ 10,995,677
Within 1 year [member]
Disclosure of financial assets [line items]
Notional amount	7,693,182
Over 1 year to 5 years [member]
Disclosure of financial assets [line items]
Notional amount	5,178,690
Over 5 years [member]
Disclosure of financial assets [line items]
Notional amount	1,456,941
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	11,418,156	8,587,081
Interest rate contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	575,825	445,848
Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	970,904	528,945
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	9,442,704	7,377,368
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	200,948	108,135
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	227,775	126,785
Interest rate contracts [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Notional amount	5,498,552
Interest rate contracts [member] | Within 1 year [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	455,257
Interest rate contracts [member] | Within 1 year [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	689,173
Interest rate contracts [member] | Within 1 year [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	4,010,167
Interest rate contracts [member] | Within 1 year [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	159,621
Interest rate contracts [member] | Within 1 year [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	184,334
Interest rate contracts [member] | Over 1 year to 5 years [member]
Disclosure of financial assets [line items]
Notional amount	4,626,703
Interest rate contracts [member] | Over 1 year to 5 years [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	120,528
Interest rate contracts [member] | Over 1 year to 5 years [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	281,731
Interest rate contracts [member] | Over 1 year to 5 years [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	4,155,482
Interest rate contracts [member] | Over 1 year to 5 years [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	33,151
Interest rate contracts [member] | Over 1 year to 5 years [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	35,811
Interest rate contracts [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Notional amount	1,292,901
Interest rate contracts [member] | Over 5 years [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	40
Interest rate contracts [member] | Over 5 years [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,277,055
Interest rate contracts [member] | Over 5 years [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	8,176
Interest rate contracts [member] | Over 5 years [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	7,630
Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,678,403	2,204,473
Foreign exchange contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	24	3
Foreign exchange contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	1,825,682	1,484,952
Foreign exchange contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	34,090	22,272
Foreign exchange contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	32,655	22,713
Foreign exchange contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	6
Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	785,946	674,533
Foreign exchange contracts [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Notional amount	2,024,832
Foreign exchange contracts [member] | Within 1 year [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	24
Foreign exchange contracts [member] | Within 1 year [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	1,772,289
Foreign exchange contracts [member] | Within 1 year [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	28,443
Foreign exchange contracts [member] | Within 1 year [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	27,241
Foreign exchange contracts [member] | Within 1 year [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	6
Foreign exchange contracts [member] | Within 1 year [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	196,829
Foreign exchange contracts [member] | Over 1 year to 5 years [member]
Disclosure of financial assets [line items]
Notional amount	497,922
Foreign exchange contracts [member] | Over 1 year to 5 years [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	49,765
Foreign exchange contracts [member] | Over 1 year to 5 years [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	5,647
Foreign exchange contracts [member] | Over 1 year to 5 years [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	5,414
Foreign exchange contracts [member] | Over 1 year to 5 years [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	437,096
Foreign exchange contracts [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Notional amount	155,649
Foreign exchange contracts [member] | Over 5 years [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	3,628
Foreign exchange contracts [member] | Over 5 years [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	152,021
Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	13,734	13,921
Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	12,612	12,227
Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	1,122	1,694
Credit Derivative Contracts [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Notional amount	1,330
Credit Derivative Contracts [member] | Within 1 year [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	1,289
Credit Derivative Contracts [member] | Within 1 year [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	41
Credit Derivative Contracts [member] | Over 1 year to 5 years [member]
Disclosure of financial assets [line items]
Notional amount	5,129
Credit Derivative Contracts [member] | Over 1 year to 5 years [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	4,466
Credit Derivative Contracts [member] | Over 1 year to 5 years [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	663
Credit Derivative Contracts [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Notional amount	7,275
Credit Derivative Contracts [member] | Over 5 years [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	6,857
Credit Derivative Contracts [member] | Over 5 years [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	418
Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	218,520	190,202
Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	145,327	142,404
Other contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	73,193	$ 47,798
Other contracts [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Notional amount	168,468
Other contracts [member] | Within 1 year [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	106,905
Other contracts [member] | Within 1 year [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	61,563
Other contracts [member] | Over 1 year to 5 years [member]
Disclosure of financial assets [line items]
Notional amount	48,936
Other contracts [member] | Over 1 year to 5 years [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	37,652
Other contracts [member] | Over 1 year to 5 years [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	11,284
Other contracts [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Notional amount	1,116
Other contracts [member] | Over 5 years [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	770
Other contracts [member] | Over 5 years [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 346